Transactions with Related Parties (Details) (USD $)	5 Months Ended	8 Months Ended	9 Months Ended		11 Months Ended
	May 27, 2011	Aug. 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Nov. 29, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Due from related parties			$ 1,713,643			$ 923,695
Due to related parties			532,281			0
Loan to affiliate			0			15,000,000
Prepayment of loan from affiliate			0	15,000,000
Granitis
Related Party Transaction [Line Items]
Rent expense			27,413	26,107
Allseas Marine SA
Related Party Transaction [Line Items]
Capitalized expenses			1,200,038	715,687
Due from related parties			1,720,152			6,155
Crewcare
Related Party Transaction [Line Items]
Manning expenses			238,639	249,632
Due to related parties			532,281			903
Box Ships Inc.
Related Party Transaction [Line Items]
Due from related parties						917,540
Percentage of ownership in Box Ships			16.68%			21.06%
Loan to affiliate	30,000,000
Loan to affiliate interest rate basis	LIBOR
Loan to affiliate interest rate spread	4.00%
Prepayment of loan from affiliate		15,000,000			1,000,000
Interest income from affiliate			$ 511,747	$ 339,494